Annual Operating Expenses {- Fidelity Managed Retirement 2035 Fund} - NF_07.31 Fidelity Managed Retirement 2035 Fund Retail PRO-01 - Fidelity Managed Retirement 2035 Fund - Fidelity Managed Retirement 2035 Fund
	Dec. 13, 2022
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.48%

[1]	(a)Based on estimated amounts for the current fiscal year.